Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
PRC enterprise income tax	¥ 1,000	¥ 3,308	¥ 8,208
Deferred tax
PRC enterprise income tax previous years	(5,890)
Origination and reversal of temporary differences (Note 23)	(10,246)	(21,375)	(20,006)
Income tax expense/(credit)	¥ (15,136)	¥ (18,067)	¥ (11,798)